other operating income (Tables)	12 Months Ended
Dec. 31, 2019
other operating income
Schedule of other operating income

Years ended December 31 (millions)	Note	2019	2018
Government assistance		$22	$23
Other sublet revenue	19	2	—
Investment income, gain (loss) on disposal of assets and other	21	24	230
Interest income	21(b)	4	3
Changes in business combination-related accrued receivables and provisions	25	17	17
		$69	$273